GOODWILL AND OTHER INTANGIBLES - Changes in the Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Goodwill [Roll Forward]
Balance at beginning				$ 2,538
Decrease				(14)
Foreign currency translation and other				(3)
Goodwill impairment charge	$ 0		$ 0	(585)	$ 0
Balance at ending	1,936			1,936
Agriculture
Goodwill [Roll Forward]
Balance at beginning				1,732
Decrease				(14)
Foreign currency translation and other				(3)
Goodwill impairment charge				0
Balance at ending	1,715			1,715
Construction
Goodwill [Roll Forward]
Balance at beginning				587
Decrease				0
Foreign currency translation and other				(2)
Goodwill impairment charge		$ (585)		(585)
Balance at ending	0			0
Commercial and Specialty Vehicles
Goodwill [Roll Forward]
Balance at beginning				59
Decrease				0
Foreign currency translation and other				2
Goodwill impairment charge				0
Balance at ending	61			61
Powertrain
Goodwill [Roll Forward]
Balance at beginning				5
Decrease				0
Foreign currency translation and other				0
Goodwill impairment charge				0
Balance at ending	5			5
Financial Services
Goodwill [Roll Forward]
Balance at beginning				155
Decrease				0
Foreign currency translation and other				0
Goodwill impairment charge				0
Balance at ending	$ 155			$ 155